Leasehold Improvements and Equipment - Schedule of Leasehold Improvements and Equipment (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross	$ 1,407,886	$ 1,317,794
Accumulated depreciation	(740,510)	(587,147)
Leasehold improvements and equipment, net of accumulated depreciation	667,376	730,647
Motor Vehicles [Member]
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross	365,298	339,712
Office Equipment [Member]
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross	95,818	86,746
Furniture and Fittings [Member]
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross	47,678	46,882
Warehouse Equipment [Member]
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross	116,844	108,661
Machinery Equipment [Member]
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross	68,368	67,269
Leasehold Improvements [Member]
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross	$ 713,880	$ 668,524